EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE
EARNINGS PER SHARE

10.    EARNINGS PER SHARE

Earnings per share are calculated by dividing income attributable to Grupo Supervielle´s shareholders by the weighted average number of outstanding common shares during the period. As Grupo Supervielle does not have preferred shares or debt convertible into shares, basic earnings are equal to diluted earnings per share.

	12/31/2024	12/31/2023	12/31/2022
Income attributable to shareholders of the group	104,493,377	112,400,519	(34,090,702)
Weighted average of oustanding ordinary shares (thousands)	439,664	442,727	454,274
Income per share	237.67	253.88	(75.04)